Deposits from central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2018
Deposits from central banks and credit institutions
Schedule of deposits from central banks and credit institutions

	Million of euros
	2018	2017	2016

CENTRAL BANKS
Classification:
Financial liabilities held for trading	—	282	1,351
Financial liabilities designated at fair value through profit or loss	14,816	8,860	9,112
Financial liabilities at amortised cost	72,523	71,414	44,112
	87,339	80,556	54,575
Type:
Deposits on demand	5	5	5
Time deposits	82,797	78,801	46,278
Reverse repurchase agreements	4,537	1,750	8,292
	87,339	80,556	54,575

CREDIT INSTITUTIONS
Classification:
Financial liabilities held for trading	—	292	44
Financial liabilities designated at fair value through profit or loss	10,891	18,166	5,015
Financial liabilities at amortised cost	89,679	91,300	89,764
	100,570	109,758	94,823

Type:
Deposits on demand	6,154	6,444	4,220
Time deposits	53,421	54,159	61,321
Reverse repurchase agreements	40,873	49,049	29,277
Subordinated deposits	122	106	5
	100,570	109,758	94,823

Currency:
Euro	97,323	119,606	74,746
Pound sterling	19,301	14,820	12,237
US dollar	45,848	33,259	40,514
Brazilian real	18,657	16,485	16,537
Other currencies	6,780	6,144	5,364
TOTAL	187,909	190,314	149,398